Stock-Based Compensation - Schedule of Weighted-average Assumptions Option Pricing Model to Determine Fair Value of Stock Options (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield | $	$ 0.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.49%
Expected volatility	81.56%
Expected option life (in years)	6 years 3 months
Exercise price	$ 9.80
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.47%
Expected volatility	78.28%
Expected option life (in years)	5 years 3 months 7 days
Exercise price	$ 0.01